Investment in Affiliates (Tables)	12 Months Ended
Mar. 31, 2015
Investment in Affiliates	Investment in affiliates at March 31, 2014 and 2015 consists of the following:

	Millions of yen
	2014	2015
Shares	¥288,445	¥368,989
Loans	8,880	9,098

	¥297,325	¥378,087

Combined and Condensed Information Related to Affiliates

Combined and condensed information relating to the affiliates for fiscal 2013, 2014 and 2015 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2013	2014	2015
Operations:
Total revenues	¥827,740	¥1,086,818	¥1,094,317
Income before income taxes	97,301	137,698	130,799
Net income	64,699	91,200	109,865

Financial position:
Total assets	¥5,237,184	¥5,704,862	¥6,897,921
Total liabilities	4,031,673	4,562,871	5,131,402
Total equity	1,205,511	1,141,991	1,766,519